February 27, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Provident Institutional Funds, Inc.
    File No. 33-70104

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:        Provident Institutional Funds, Inc.
                                       Bellevue Park Corporate Center
                                       400 Bellevue Parkway, Suite 100
                                       Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

         Short Duration Fund, Common Stock ($.001 par value)
         Intermediate Duration Fund, Common Stock ($.001 par value)

3.  Investment Company Act File Number:       811-8072

    Securities Act File Number:         33-70104

4.  Last day of fiscal year for which this notice is filed:    12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [      ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

9.  Number and aggregate sale price of securities sold during the fiscal year:

          None

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          None

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

          Short Duration Fund
          Number:       4214
          Sale Price: $40,434

          Intermediate Duration Fund
          Number:       1963
          Sale Price: $18,309

          Total
          Number:         6,177
          Sale Price:    $58,743

12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):              $      0

  (ii)  Aggregate price of shares issued in connection with dividend
        reinvestment plans (from Item 11, if applicable):    +         58,743

 (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
        year (if applicable):                                 -     41,068,761

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
        applicable)                                          +       0

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
        (iii), plus line (iv)] (if applicable):               $   (41,010,018)

  (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
        other applicable law or regulation:                   \    2900

 (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:    $     0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                        [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By     \s\ Edward J. Roach
       Edward J. Roach
       Treasurer

Date   February 27, 1996




February 27, 1996



Provident Institutional Funds, Inc.
Bellevue Park Corporate Center
400 Bellevue Parkway, Suite 100
Wilmington, DE 19809

RE: Rule 24f-2 Notice For Provident Institutional Funds, Inc. -- Short Duration Fund and Intermediate Duration Fund
        (Registration No. 33-70104)

Gentlemen:

We have acted as counsel for Provident Institutional Funds, Inc., a Maryland corporation (the "Company"), in connection with the issuance of 4,214 shares of Series A Common Shares and 1,963 shares of its Series B Common Shares during the Company's fiscal year ended December 31, 1995 (the "Fiscal Year"). In giving the opinion stated below, we have reviewed the Company's Articles of Incorporation and Amended and Restated By-Laws, resolutions adopted by its Board of Directors and shareholders, the Company's Rule 24-2 Notice dated February 27, 1996, and such other legal and factual matters as we have deemed appropriate.

At all times during the Fiscal Year, the Company was authorized to issue a total of one hundred billion shares of Common Stock, par value of $.001 per share, of which one hundred million shares were classified as Series A Common Shares, and one hundred million shares were classified as Series B Common Shares.

In addition, we have been informed by the Company that at no time during the Fiscal Year did the number of issued and outstanding shares of the Company's Series A Common Shares or Series B Common Shares exceed the number of shares classified at that time as Series A Common Shares or Series B Common Shares, respectively.

On the basis of the foregoing, we are of the opinion that the aforementioned shares of Series A Common Shares and Series B Common Shares registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Company's prospectuses for its Short Duration Fund and Intermediate Duration Fund portfolios, respectively, validly issued, fully paid and non-assessable by the Company.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.

Very truly yours,


/s/ Drinker Biddle & Reath
DRINKER BIDDLE & REATH